Property, plant and equipment - Summary of Property, plant and equipment (Parenthetical) (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2023 INR (₨)
Disclosure of detailed information about property, plant and equipment [line items]
Borrowing costs capitalised	₨ 11,269		₨ 11,873	₨ 11,938
Property Plant And Equipments	809,882		747,066	678,600	$ 8,631
Depreciation, property, plant and equipment	₨ 23,503	$ 250	₨ 18,941	15,628
Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Rate used to determine borrowing costs eligible for capitalisation	5.93%	5.93%	6.70%
Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Rate used to determine borrowing costs eligible for capitalisation	9.70%	9.70%	12.00%
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant And Equipments	₨ 931,256		₨ 846,856	759,854		₨ 605,021
Property, plant and equipment subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant And Equipments	0		11,477	7,381
Depreciation, property, plant and equipment	0		188	35
Property, plant and equipment subject to operating leases [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant And Equipments	0		11,700	7,416
Capital Work In Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant And Equipments	118,948		142,040	159,165	$ 1,268
Capital Work In Progress [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant And Equipments	118,948		142,040	159,165		₨ 113,723
Capital Work In Progress [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant And Equipments	₨ 0		₨ 608	₨ 3,846